Schedule of Investments

ARK Next Generation Internet ETF (consolidated)

April 30, 2026 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–91.1%

Automobiles - 8.6%
Tesla, Inc.*	376,625	$143,731,399

Broadline Retail - 6.2%
Alibaba Group Holding Ltd. (China)(a)	134,143	17,690,779
Amazon.com, Inc.*	264,108	70,004,466
MercadoLibre, Inc. (Brazil)*	8,976	16,090,647
Total Broadline Retail		103,785,892

Capital Markets - 10.4%
Bullish (Cayman Islands)*(b)	879,225	33,173,159
Coinbase Global, Inc., Class A*	331,498	62,245,380
Robinhood Markets, Inc., Class A*	1,062,442	77,441,397
Total Capital Markets		172,859,936

Entertainment - 9.6%
Brera Holdings PLC, Class B (Ireland)*	1,706,188	1,300,834
Netflix, Inc.*	236,547	22,143,165
ROBLOX Corp., Class A*	918,541	50,758,575
Roku, Inc.*	587,353	68,461,866
Spotify Technology SA*	39,029	17,428,400
Total Entertainment		160,092,840

Financial Services - 3.9%
Block, Inc.*	669,661	47,217,797
Toast, Inc., Class A*	595,456	16,982,405
Total Financial Services		64,200,202

Hotels, Restaurants & Leisure - 3.3%
Airbnb, Inc., Class A*	66,010	9,265,164
DoorDash, Inc., Class A*	97,068	16,370,518
DraftKings, Inc., Class A*	680,253	15,863,500
Genius Sports Ltd. (United Kingdom)*	3,225,022	14,061,096
Total Hotels, Restaurants & Leisure		55,560,278

Interactive Media & Services - 7.1%
Alphabet, Inc., Class C	171,742	65,595,140
Baidu, Inc. (China)*(a)	134,072	16,964,130
Meta Platforms, Inc., Class A	58,988	36,095,347
Total Interactive Media & Services		118,654,617

IT Services - 10.4%
Cloudflare, Inc., Class A*	147,144	30,160,106
CoreWeave, Inc., Class A*	607,001	67,741,312
Shopify, Inc., Class A (Canada)*	621,404	75,270,666
Total IT Services		173,172,084

Semiconductors & Semiconductor Equipment - 15.0%
Advanced Micro Devices, Inc.*	414,344	146,880,805
Broadcom, Inc.	93,375	38,977,526
NVIDIA Corp.	89,862	17,933,759
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	118,237	46,828,946
Total Semiconductors & Semiconductor Equipment		250,621,036
Investments	Shares	Value

Software - 15.1%
BitMine Immersion Technologies, Inc.	1,565,383	$33,499,196
Circle Internet Group, Inc.*	721,085	65,532,205
Crowdstrike Holdings, Inc., Class A*	67,222	29,964,207
Datadog, Inc., Class A*	185,414	24,509,877
Figma, Inc., Class A*(b)	1,038,031	18,373,149
Gitlab, Inc., Class A*	650,273	14,397,044
Palantir Technologies, Inc., Class A*	338,494	47,087,900
Rubrik, Inc., Class A*	342,686	18,224,041
Total Software		251,587,619

Technology Hardware, Storage & Peripherals - 1.5%
Everpure, Inc., Class A*	340,359	24,318,650
Total Common Stocks
(Cost $1,693,164,874)		1,518,584,553
EXCHANGE - TRADED FUNDS–6.4%

Financials - 6.4%
3iQ Ether Staking ETF (Canada)*†	822,313	7,236,355
3iQ Solana Staking ETF (Canada)*†	439,354	2,943,672
ARK 21Shares Bitcoin ETF†	3,775,474	95,707,888
Total Financials		105,887,915
Total Exchange - Traded Funds
(Cost $67,102,735)		105,887,915
PREFERRED STOCK–2.6%
Software - 2.6%
OpenAI Group PBC *(c)
(Cost $42,999,686)	62,528	42,999,686

WARRANTS–0.0%(d)

Entertainment - 0.0%(d)
Brera Holdings PLC	1,395,691	655,975
Total Warrants
(Cost $–)		655,975
MONEY MARKET FUND–0.0%(d)
Goldman Sachs Financial Square Treasury Obligations Fund, 3.54% (e)
(Cost $760,672)	760,672	760,672
Total Investments–100.1%
(Cost $1,804,027,967)		1,668,888,801
Liabilities in Excess of Other Assets–(0.1)%		(1,054,793)
Net Assets–100.0%		$1,667,834,008
†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $38,212,032; total market value of the collateral held by the fund was $37,503,419.The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $37,503,419.
(c)	Investment fair valued by ARK Investment Management LLC (the “Adviser”) in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and are subject to the oversight of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.
(d)	Less than 0.05%
(e)	Rate shown represents annualized 7-day yield as of April 30, 2026.

Schedule of Investments (Continued)

ARK Next Generation Internet ETF (consolidated)

April 30, 2026 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2026	Value ($) at 4/30/2026(a)
Exchange - Traded Funds — 6.3%
Financials — 6.3%
3iQ Ether Staking ETF
26,490,795	7,056,977	(22,921,676)	3,258,851	(6,648,592)	–	–	–	822,313	7,236,355
3iQ Solana Staking ETF
11,484,873	4,819,992	(10,934,557)	2,052,634	(4,479,270)	–	–	–	439,354	2,943,672
ARK 21Shares Bitcoin ETF
156,417,540	8,706,390	(13,355,986)	1,206,755	(57,266,811)	–	–	–	3,775,474	95,707,888
$194,393,208	$20,583,359	$(47,212,219)	$6,518,240	$(68,394,673)	$–	$–	$–	5,037,141	$105,887,915

(a)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of April 30, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2026, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,518,584,553	$–	$–	$1,518,584,553
Exchange - Traded Funds	105,887,915	–	–	105,887,915
Preferred Stock‡	–	–	42,999,686	42,999,686
Warrants	655,975	–	–	655,975
Money Market Fund	760,672	–	–	760,672
Total	$1,625,889,115	$–	$42,999,686	$1,668,888,801

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.